SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Capital expenditures	$ 403	$ 341	$ 851	$ 672
Revenue	2,063	1,712	4,156	3,502
Depreciation	466	328	901	653
Exploration, evaluation and project expenses	98	97	172	170
Other expenses (income)	7	38	34	39
Net income (loss)	223	(76)	363	116
Share of income (loss)	29	18	58	52
Change in net income	0
Cost of sales (excluding depreciation)	1,545	1,176	3,035	2,328
Adjustments for gains (losses) on change in fair value of derivatives	(8)	(6)	14	(29)
Pierina
Disclosure of operating segments [line items]
Cost of sales (excluding depreciation)	44	30	71	62
Operating segments [member]
Disclosure of operating segments [line items]
Capital expenditures	397	315	802	612
Revenue	2,188	1,712	4,398	3,502
Direct mining, royalties and community relations	1,130	846	2,238	1,671
Depreciation	490	320	971	637
Exploration, evaluation and project expenses	15	19	28	28
Other expenses (income)	35	38	74	37
Net income (loss)	518	489	1,087	1,129
Accretion	12	13	26	25
Material reconciling items [member]
Disclosure of operating segments [line items]
Exploration, evaluation and project expenses	83	78	144	142
Other expenses (income)	(16)	9	(15)	28
Cost of sales (excluding depreciation)	7	10	16	20
Unrealized Gains (Losses) on Change in Fair Value of Derivatives	0	0	1	0
Hedging gains (losses) for hedge of group of items with offsetting risk positions	0	(1)	0	(2)
Consolidated total [Member]
Disclosure of operating segments [line items]
Revenue	2,063	1,712	4,156	3,502
Direct mining, royalties and community relations	1,079	846	2,135	1,671
Depreciation	459	320	884	637
Exploration, evaluation and project expenses	15	19	28	28
Other expenses (income)	35	38	75	37
Net income (loss)	$ 475	$ 489	$ 1,034	$ 1,129